CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data, unless otherwise specified	Total USD ($)	Total RUB	Priority Share Issued and Outstanding	Ordinary Shares Issued and Outstanding USD ($)	Ordinary Shares Issued and Outstanding RUB	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB	Retained Earnings USD ($)	Retained Earnings RUB
Balance at Dec. 31, 2009		6,536.0			981.0		296.0		137.0		5,122.0
Balance (in shares) at Dec. 31, 2009			1		303,815,518
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		160					160
Exercise of share options (Note 20)		1					1
Exercise of share options (Note 20) (in shares)					7,500
Repurchase of share options		(1)					(1)
Class B shares conversion					(9)		9
Issuance of restricted shares		3					3
Repurchase and cancellation of shares		(1)					(1)
Repurchase and cancellation of shares (in shares)					(7,500)
Dividends declared (Note 18)		(911.0)									(911.0)
Foreign currency translation adjustment		11.0							11.0
Net income		3,817.0									3,817.0
Balance at Dec. 31, 2010		9,615.0			972.0		467.0		148.0		8,028.0
Balance (in shares) at Dec. 31, 2010			1		303,815,518
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		286					286
Exercise of share options (Note 20)		231			1		230
Exercise of share options (Note 20) (in shares)					3,083,212
Repurchase of share options		(8)					(8)
Class B shares conversion					(385)		385
Issuance of shares at IPO		11,403			7		11,396
Issuance of shares at IPO (in shares)					16,940,000
Primary offering expenses		(27)					(27)
Foreign currency translation adjustment		1,680.0							1,680.0
Net income		5,773.0									5,773.0
Balance at Dec. 31, 2011		28,953.0			595.0		12,729.0		1,828.0		13,801.0
Balance (in shares) at Dec. 31, 2011			1		323,838,730
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		376					376
Share-based compensation tax benefits		2					2
Exercise of share options (Note 20)		360			1		359
Exercise of share options (Note 20) (in shares)					3,921,352
Class B shares conversion					(151)		151
Foreign currency translation adjustment	(28.5)	(867.0)							(867.0)
Net income	270.7	8,223.0									8,223.0
Balance at Dec. 31, 2012	$ 1,219.7	37,047.0		$ 14.7	445.0	$ 448.3	13,617.0	$ 31.6	961.0	$ 725.1	22,024.0
Balance (in shares) at Dec. 31, 2012			1	327,760,082